Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation and transaction, description	For Ebang International, HK Ebang Technology and all BVI entities, except for the equity, the balance sheet accounts at December 31, 2020 and 2019 and results of operations and cash flows for the years ended December 31, 2020, 2019 and 2018 were translated at HKD7.8 to $1.00. For all PRC subsidiaries, the balance sheet accounts, with the exception of equity, at December 31, 2020 and 2019 were translated at RMB6.5277 and RMB6.9680 to $1.00, respectively. The equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the years ended December 31, 2020, 2019 and 2018 were RMB6.9001, RMB6.9088 and RMB6.6146 to $1.00, respectively.
Restricted cash	$ 454,312	$ 2,313,905
Notes receivables	765,967
Advance from customers	832,842	1,015,675
Contract liabilities as revenue	$ 279,423	1,832,391	$ 121,604,493
Number of operating segments	1
Selling and handling costs	$ 96,997	97,719	1,233,527
Research and development expenses	8,459,765	13,367,396	43,488,851
Government grants	$ 4,006,567	6,298,893	798,680
VAT, description	Revenue is recognized net of value-added taxes (“VAT”). VAT is based on gross sales price and the VAT rate applicable to the Company is 17% for the period from the beginning of 2018 till the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% since April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities. Pursuant to Caishui (2011) No. 100 issued by the State Tax Bureau of the PRC, Zhejiang Ebang and Ebang IT are qualified as enterprises selling self-developed software products and enjoying a tax refund for the excess of 3% of their actual tax burden after the VAT is levied at the 17% or 16% or 13% tax rate since January 2011.
VAT refund		$ 9,138	$ 27,368,030
Statutory reserve, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Hangzhou Dewang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interest, percentage	51.05%